RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Recognized Revenue and Cost of Net Sales for Sales of Telecommunications Equipment and Services to Affiliates of Softbank
Year Ended December 31,
2013
(in thousands)
Net sales	$90,302
Cost of net sales	59,052
Gross profit	$31,250